Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Income (Loss) Per Share

	Year Ended December 31,
	2020 $	2019 $	2018 $
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted	(82,933)	(310,577)	(79,237)
Weighted average number of common shares	101,053,095	100,719,224	99,670,176
Common stock and common stock equivalents	101,053,095	100,719,224	99,670,176
Loss per common share - basic and diluted	(0.82)	(3.08)	(0.79)